Note 10 - Stockholders' Equity (Deficit) - Warrant Assumptions (Details) - The 2020 Warrants [Member]	Jul. 31, 2020
Measurement Input, Share Price [Member]
Warrant, assumptions	2.25
Measurement Input, Expected Term [Member]
Warrant, assumptions	3
Measurement Input, Risk Free Interest Rate [Member]
Warrant, assumptions	0.0028
Measurement Input, Expected Dividend Rate [Member]
Warrant, assumptions	0
Measurement Input, Price Volatility [Member]
Warrant, assumptions	1.26